Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Transfers and Servicing [Abstract]
Beginning balance	¥ 63,725	¥ 57,861	¥ 63,754	¥ 57,705
Increase mainly from loans sold with servicing retained	3,624	3,612	7,138	6,962
Decrease mainly from amortization	(2,894)	(2,730)	(6,362)	(5,345)
Increase (Decrease) from the effects of changes in foreign exchange rates	783	(1,042)	708	(1,621)
Ending balance	¥ 65,238	¥ 57,701	¥ 65,238	¥ 57,701